INCOME TAXES (Schedule of Deferred Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets in respect of:
Subsidiaries carryforward losses	$ 58,075	$ 60,229
Other temporary differences	3,112	2,369
Share-based compensation	4,194	5,073
Deferred tax asset in respect to other comprehensive loss	502	2,238
Total deferred tax assets before valuation allowance	65,883	69,909
Valuation allowance	(64,377)	(66,815)
Total deferred tax assets	$ 1,506	$ 3,094